Note 9 - Share-based Payments - Warrant Assumptions (Details) - Warrants [member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected term [member]
Statement Line Items [Line Items]
Unobservable input		6.5
Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input		0.0427
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Unobservable input	0.85	0.85	0.85
Share price [member]
Statement Line Items [Line Items]
Unobservable input	0.08	0.7	2.1
Minimum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input	6.5
Minimum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	0.0446
Maximum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input			6.5
Maximum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input			0.0366